Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Cumulated Distributions in Excess of Net Income
Balance at Nov. 15, 2010	$ 177,191	$ 251	$ 176,940	$ 0
Balance, shares at Nov. 15, 2010		25,061,072
Net income	7			7
Amortization of stock based compensation	335		335
Balance at Dec. 31, 2010	177,533	251	177,275	7
Balance, shares at Dec. 31, 2010	25,061,072	25,061,072
Net income	3,335			3,335
Amortization of stock based compensation	2,478		2,478
Stock issuance, shares		77,176
Stock issuance	547	0	547
Common dividends	(8,051)			(8,051)
Balance at Jun. 30, 2011	175,842	251	180,300	(4,709)
Balance, shares at Jun. 30, 2011		25,138,248
Balance at Dec. 31, 2010	177,533	251	177,275	7
Balance, shares at Dec. 31, 2010	25,061,072	25,061,072
Net income	12,842			12,842
Amortization of stock based compensation	4,600		4,600
Stock issuance, shares		11,830,640
Stock issuance	163,238	118	163,120
Common dividends	(31,640)			(31,640)
Balance at Dec. 31, 2011	326,573	369	344,995	(18,791)
Balance, shares at Dec. 31, 2011	36,891,712	36,891,712
Net income	10,328			10,328
Amortization of stock based compensation	4,135		4,135
Stock issuance, shares		159,530
Stock issuance	144	2	142
Common dividends	(24,755)			(24,755)
Balance at Jun. 30, 2012	$ 316,425	$ 371	$ 349,272	$ (33,218)
Balance, shares at Jun. 30, 2012	37,051,242	37,051,242